Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives primarily consisted of land use rights an licensed software - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 10,144	$ 10,724
Less: accumulated amortization	(3,433)	(3,197)
Intangible assets, net	6,711	7,527
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	8,011	8,751
Licensed software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 2,133	$ 1,973